Fair Value Measurements	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Fair Value Measurements
Note 7: Fair Value Measurements
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial instruments not currently carried at fair value were reported at their fair values. Refer to Note 18 of our annual consolidated financial statements for the year ended October 31, 2024 for further discussion on the determination of fair value.

(Canadian $ in millions)	July 31, 2025		October 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	$ 98,479	$91,220	$115,188	$106,461

Loans (1) (2)
Residential mortgages	194,885	193,260	190,666	188,848
Consumer instalment and other personal	91,739	91,737	91,889	91,513
Credit cards	12,360	12,360	13,030	13,030
Business and government	363,798	364,235	369,776	370,101
	662,782	661,592	665,361	663,492

Deposits (3)	900,587	901,066	928,332	928,689
Securitization and structured entities’ liabilities (4)	19,659	19,513	21,850	21,653
Other liabilities (5)	3,023	2,834	2,929	2,669
Subordinated debt	8,466	8,671	8,377	8,543
This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, certain other assets, certain other liabilities and securities lent or sold under repurchase agreements.

(1)	Carrying value is net of ACL.
(2)
Excludes $70 million of residential mortgages classified as FVTPL, $14,269 million of business and government loans classified as FVTPL and $14 million of business and government loans classified as FVOCI ($163 million, $12,431 million and $61 million, respectively, as at October 31, 2024).

(3)
Excludes $47,217 million of structured note liabilities, $3,584 million of money market deposits, $1,579 million of embedded options related to structured deposits carried at amortized cost and $2,396 million of metals deposits measured at fair value ($45,222 million, $6,032 million, $1,047 million and $1,807 million, respectively, as at October 31, 2024).

(4)	Excludes $29,900 million of securitization and structured entities’ liabilities classified as FVTPL ($18,314 million as at October 31, 2024).
(5)	Other liabilities include certain investment contract liabilities in our insurance business measured at amortized cost, as well as certain other liabilities of subsidiaries.
Fair Value Hierarchy
We use a fair value hierarchy to categorize assets and liabilities carried at fair value according to the inputs we use in valuation techniques to measure fair value.

Valuation Techniques and Significant Inputs
We determine the fair value of assets and liabilities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial assets and liabilities using models such as discounted cash flows with observable market data for inputs, such as yields or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry standard models and observable market information.

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models using one or more significant unobservable inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	July 31, 2025				October 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$748	$12,176	$-	$12,924	$1,272	$8,764	$-	$10,036
Canadian provincial and municipal governments	-	7,292	-	7,292	-	7,585	-	7,585
U.S. federal government	2,337	26,925	-	29,262	2,688	21,560	-	24,248
U.S. states, municipalities and agencies	-	668	-	668	-	565	-	565
Other governments	71	3,728	-	3,799	92	3,757	-	3,849
NHA MBS, and U.S. agency MBS and CMO	-	51,547	-	51,547	-	40,995	-	40,995
Corporate debt	-	12,019	-	12,019	-	10,172	-	10,172
Trading loans	-	4,093	-	4,093	-	5,493	-	5,493
Corporate equity	52,658	810	-	53,468	65,559	420	4	65,983
	55,814	119,258	-	175,072	69,611	99,311	4	168,926
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	152	564	-	716	166	237	-	403
Canadian provincial and municipal governments	-	1,479	-	1,479	-	1,578	-	1,578
U.S. federal government	-	1,467	-	1,467	-	1,527	-	1,527
Other governments	-	-	-	-	-	25	-	25
NHA MBS, and U.S. agency MBS and CMO	-	18	-	18	-	21	-	21
Corporate debt	-	8,750	-	8,750	-	8,745	35	8,780
Corporate equity	1,009	879	5,469	7,357	921	910	4,899	6,730
	1,161	13,157	5,469	19,787	1,087	13,043	4,934	19,064
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	1,373	41,539	-	42,912	3,212	30,965	-	34,177
Canadian provincial and municipal governments	-	6,102	-	6,102	-	5,996	-	5,996
U.S. federal government	-	18,955	-	18,955	25	16,940	-	16,965
U.S. states, municipalities and agencies	-	5,120	-	5,120	-	5,068	-	5,068
Other governments	-	3,840	-	3,840	-	5,656	-	5,656
NHA MBS, and U.S. agency MBS and CMO	-	24,895	-	24,895	-	21,293	-	21,293
Corporate debt	-	4,406	-	4,406	-	4,370	-	4,370
Corporate equity	-	-	190	190	-	-	177	177
	1,373	104,857	190	106,420	3,237	90,288	177	93,702
Loans
Residential mortgages	-	70	-	70	-	163	-	163
Business and government loans	-	13,964	319	14,283	-	12,190	302	12,492
	-	14,034	319	14,353	-	12,353	302	12,655
Other Assets (1)	11,970	-	1,433	13,403	11,236	-	1,717	12,953
Fair Value Liabilities (2)
Deposits (3)	-	54,776	-	54,776	-	54,108	-	54,108
Securities sold but not yet purchased	11,440	39,968	-	51,408	10,631	24,399	-	35,030
Other liabilities (4)	1,992	30,664	-	32,656	1,754	19,110	-	20,864
	13,432	125,408	-	138,840	12,385	97,617	-	110,002
Derivative Assets
Interest rate contracts	16	8,390	-	8,406	36	9,851	-	9,887
Foreign exchange contracts	25	23,559	16	23,600	4	21,258	10	21,272
Commodity contracts	332	1,333	2	1,667	169	1,656	2	1,827
Equity contracts	748	9,760	16	10,524	539	13,718	-	14,257
Credit default swaps	-	-	-	-	-	10	-	10
	1,121	43,042	34	44,197	748	46,493	12	47,253
Derivative Liabilities
Interest rate contracts	42	10,067	-	10,109	32	10,811	-	10,843
Foreign exchange contracts	-	20,318	-	20,318	-	19,955	-	19,955
Commodity contracts	61	1,345	-	1,406	96	1,721	4	1,821
Equity contracts	236	19,383	-	19,619	75	25,596	2	25,673
Credit default swaps	-	-	-	-	-	10	1	11
	339	51,113	-	51,452	203	58,093	7	58,303

(1)	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)
Interest expense for liabilities carried at fair value is $832 million and $2,612 million for the three and nine months ended July 31, 2025, respectively ($726 million and $2,061 million for the three and nine months ended July 31,

2024). Interest expense for liabilities carried at amortized cost is $9,414 million and $29,416 million for the three and nine months ended July 31, 2025, respectively ($11,583 million and $33,030 million for the three and nine months ended July 31, 2024).

(3)	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

 Certain comparative figures have been reclassified to conform with the current period’s presentation.

Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)					July 31, 2025
					Range of input values (1)
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity	Corporate equity	$5,659	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	5	28
Investment properties	Other assets	1,358	Income approach	Capitalization rate	2%	8%

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

 na – not applicable
Significant
Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between Level 1 and Level 2 are dependent on the recency of issuance and availability of quoted market prices in the active market. There were no significant transfers between Level 1 and Level 2 during the three and nine months ended July 31, 2025 and 2024.
Changes in Level 3 Fair Value Measurements
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and nine months ended July 31, 2025 and 2024, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

BMO Financial Group Third Quarter Report 2025 65

		Change in fair value			Movements		Transfers
For the three months ended July 31, 2025 (Canadian $ in millions)	Fair Value as at April 30, 2025	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2025	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$5	$-	$-	$-	$(5)	$-	$-	$-	$-	$-
Corporate equity	-	-	-	-	-	-	-	-	-	-
Total trading securities	5	-	-	-	(5)	-	-	-	-	-
FVTPL Securities
Corporate debt	36	-	-	-	-	-	-	(36)	-	-
Corporate equity	5,257	(25)	10	288	(55)	-	-	(6)	5,469	20
Total FVTPL securities	5,293	(25)	10	288	(55)	-	-	(42)	5,469	20
FVOCI Securities
Corporate equity	189	-	-	1	-	-	-	-	190	na
Total FVOCI securities	189	-	-	1	-	-	-	-	190	na
Business and Government Loans	382	(17)	-	-	-	(46)	-	-	319	(17)
Other Assets	1,435	-	-	13	-	(15)	-	-	1,433	-
Derivative Assets
Foreign exchange contracts	-	-	-	16	-	-	-	-	16	-
Commodity contracts	9	(7)	-	-	-	-	-	-	2	(7)
Equity contracts	14	2	-	-	-	-	-	-	16	2
Credit default swaps	1	-	-	-	-	(1)	-	-	-	-
Total derivative assets	24	(5)	-	16	-	(1)	-	-	34	(5)
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	-	-	-	-	-	-	-	-	-	-
Total derivative liabilities	1	-	-	-	-	-	-	(1)	-	-

		Change in fair value			Movements		Transfers
For the nine months ended July 31, 2025 (Canadian $ in millions)	Fair Value as at October 31, 2024	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2025	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$5	$(5)	$-	$-	$-	$-	$-
Corporate equity	4	-	-	2	-	-	-	(6)	-	-
Total trading securities	4	-	-	7	(5)	-	-	(6)	-	-
FVTPL Securities
Corporate debt	35	1	-	2	-	-	-	(38)	-	1
Corporate equity	4,899	(121)	(11)	902	(194)	-	-	(6)	5,469	36
Total FVTPL securities	4,934	(120)	(11)	904	(194)	-	-	(44)	5,469	37
FVOCI Securities
Corporate equity	177	-	(15)	28	-	-	-	-	190	na
Total FVOCI securities	177	-	(15)	28	-	-	-	-	190	na
Business and Government Loans	302	(15)	(1)	56	-	(52)	29	-	319	(15)
Other Assets	1,717	(56)	-	214	(7)	(435)	-	-	1,433	(52)
Derivative Assets
Foreign exchange contracts	10	-	-	48	-	(42)	-	-	16	-
Commodity contracts	2	-	-	-	-	-	-	-	2	-
Equity contracts	-	-	-	-	-	-	16	-	16	-
Credit default swaps	-	-	-	-	-	(1)	1	-	-	-
Total derivative assets	12	-	-	48	-	(43)	17	-	34	-
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Commodity contracts	4	(4)	-	-	-	-	-	-	-	(4)
Equity contracts	2	-	-	-	-	-	1	(3)	-	-
Credit default swaps	1	-	-	-	-	(1)	-	-	-	-
Total derivative liabilities	7	(4)	-	-	-	(1)	1	(3)	-	(4)

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2025 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
 na – not applicable

		Change in fair value			Movements		Transfers
For the three months ended July 31, 2024 (Canadian $ in millions)	Fair Value as at April 30, 2024	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$41	$-	$-	$-	$-	$41	$-
Corporate equity	-	-	-	-	-	-	-	-	-	-
Total trading securities	-	-	-	41	-	-	-	-	41	-
FVTPL Securities
Corporate debt	35	-	-	1	-	-	-	-	36	-
Corporate equity	4,501	(44)	5	183	(54)	(1)	-	-	4,590	7
Total FVTPL securities	4,536	(44)	5	184	(54)	(1)	-	-	4,626	7
FVOCI Securities
Corporate equity	174	-	2	1	-	-	-	-	177	na
Total FVOCI securities	174	-	2	1	-	-	-	-	177	na
Business and Government Loans	353	-	-	1	-	(88)	-	-	266	-
Other Assets	1,622	24	-	58	-	(22)	-	-	1,682	24
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	13	-	-	-	-	-	-	(13)	-	-
Credit default swaps	-	-	-	-	-	-	-	-	-	-
Total derivative assets	13	-	-	-	-	-	-	(13)	-	-
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Commodity contracts	2	-	-	-	-	-	-	-	2	-
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	1	-	-	-	-	-	-	-	1	-
Total derivative liabilities	4	-	-	-	-	-	-	(1)	3	-

		Change in fair value			Movements		Transfers
For the nine months ended July 31, 2024 (Canadian $ in millions)	Fair Value as at October 31, 2023	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$41	$-	$-	$-	$-	$41	$-
Corporate equity	37	-	-	-	-	-	-	(37)	-	-
Total trading securities	37	-	-	41	-	-	-	(37)	41	-
FVTPL Securities
Corporate debt	27	(9)	-	18	-	-	-	-	36	(9)
Corporate equity	4,208	(136)	(5)	705	(180)	(1)	-	(1)	4,590	24
Total FVTPL securities	4,235	(145)	(5)	723	(180)	(1)	-	(1)	4,626	15
FVOCI Securities
Corporate equity	160	-	13	4	-	-	-	-	177	na
Total FVOCI securities	160	-	13	4	-	-	-	-	177	na
Business and Government Loans	186	-	(1)	47	-	(164)	198	-	266	-
Other Assets	1,723	7	-	74	(21)	(101)	-	-	1,682	24
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	5	(5)	-	-	-	-	-	-	-	(5)
Equity contracts	-	-	-	-	-	-	13	(13)	-	-
Credit default swaps	-	-	-	-	-	-	-	-	-	-
Total derivative assets	5	(5)	-	-	-	-	13	(13)	-	(5)
Other Liabilities	5	-	-	8	-	(13)	-	-	-	-
Derivative Liabilities
Commodity contracts	1	1	-	-	-	-	-	-	2	1
Equity contracts	8	-	-	-	-	-	1	(9)	-	-
Credit default swaps	2	(2)	-	-	-	-	1	-	1	(1)
Total derivative liabilities	11	(1)	-	-	-	-	2	(9)	3	-

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2024 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
 na – not applicable